Investments In Associated Companies	12 Months Ended
Dec. 31, 2011
Investments In Associated Companies [Abstract]
Investments In Associated Companies
4.      Investments in Associated Companies:

A summary of investments in associated companies at December 31, 2011 and 2010 is as follows (in thousands):

	2011	2010
Investments in associated companies accounted for
under the equity method of accounting (a):
Jefferies High Yield Holdings, LLC ("JHYH")	$323,262	$321,023
Berkadia	193,496	475,071
Garcadia	72,303	35,943
HomeFed Corporation ("HomeFed")	47,493	46,083
Brooklyn Renaissance Plaza	31,931	30,539
Linkem S.p.A. ("Linkem")	86,332	–
Other	38,949	51,277
Total accounted for under the equity method of accounting	793,766	959,936

Investments in associated companies carried at fair value:
Jefferies	797,583	1,314,227
Mueller	400,446	–
Total accounted for at fair value	1,198,029	1,314,227

Total investments in associated companies	$1,991,795	$2,274,163

(a)
Investments accounted for under the equity method of accounting are initially recorded at their original cost and subsequently increased for the Company's share of the investees' earnings, decreased for the Company's share of the investees' losses, reduced for dividends received and impairment charges recorded, if any, and increased for any additional investment of capital.

Income (losses) related to associated companies includes the following for each of the three years in the period ended December 31, 2011 (in thousands):

	2011	2010	2009

Jefferies	$(668,282)	$157,873	$469,820
Mueller	(6,093)	–	–
ACF	–	183,572	376,490
Berkadia	29,033	16,166	20,811
Garcadia	19,996	14,424	(25,668)
JHYH	11,211	20,053	37,249
Linkem	(2,243)	–	–
HomeFed	1,410	1,108	882
Keen Energy Services, LLC ("Keen")	–	–	(45,475)
Las Cruces	–	(16,159)	1,046
Other	2,606	(2,016)	(29,352)
Income (losses) related to associated
companies before income taxes	(612,362)	375,021	805,803
Income tax (expense) benefit	218,321	5,745	(25,567)
Income (losses) related to associated
companies, net of taxes	$(394,041)	$380,766	$780,236

The Company's equity in losses of Keen includes impairment charges of $36,544,000 in 2009.  Keen became a consolidated subsidiary in November 2009.  In the third quarter of 2012, the Company entered into an agreement to sell Keen and classified it as a discontinued operation.

In accordance with GAAP, the Company is allowed to choose, at specified election dates, to measure many financial instruments and certain other items at fair value (the "fair value option") that would not otherwise be required to be measured at fair value.  If the fair value option is elected for a particular financial instrument or other item, the Company is required to report unrealized gains and losses on those items in earnings.  The Company's investments in Jefferies, Mueller and its former investment in ACF are the only eligible items for which the fair value option was elected, commencing on the date the investments became subject to the equity method of accounting.  The Company believes accounting for these investments at fair value better reflects the economics of these investments, and quoted market prices for these investments provide an objectively determined fair value at each balance sheet date.  In addition, electing the fair value option eliminates the uncertainty involved with impairment considerations.  The Company's investment in HomeFed is the only other investment in an associated company that is also a publicly traded company but for which the Company did not elect the fair value option.  HomeFed's common stock is not listed on any stock exchange, and price information for the common stock is not regularly quoted on any automated quotation system.  It is traded in the over-the-counter market with high and low bid prices published by the National Association of Securities Dealers OTC Bulletin Board Service; however, trading volume is minimal.  For these reasons the Company did not elect the fair value option for HomeFed.

Mueller

During 2011, the Company acquired 10,422,859 common shares of Mueller, representing approximately 27.3% of the outstanding common shares of Mueller, a company listed on the New York Stock Exchange (Symbol: MLI), for aggregate cash consideration of $408,558,000.  Mueller is a leading manufacturer of copper, brass, plastic, and aluminum products.  In September 2011, the Company entered into a standstill agreement with Mueller for the two year period ending September 1, 2013, pursuant to which, among other things, subject to certain provisions the Company has agreed not to sell its shares if the buyer would own more than 4.9% of the outstanding shares, and not to increase its ownership interest to more than 27.5% of the outstanding Mueller common shares.  In addition, the Company has the right to nominate two directors to the board of directors of Mueller and Mueller has agreed to give the Company registration rights covering all of the Mueller shares of common stock owned by the Company.

Jefferies

As of December 31, 2011 the Company owns an aggregate of 58,006,024 Jefferies common shares (approximately 29% of the Jefferies outstanding common shares) for a total investment of $980,109,000.  During 2011, the Company purchased an aggregate of 8,654,639 Jefferies common shares through a public offering, in private transactions and in the open market for total cash consideration of $167,753,000.  Jefferies, a company listed on the NYSE (Symbol: JEF), is a full-service global investment bank and institutional securities firm serving companies and their investors.  Jefferies has entered into a registration rights agreement covering all of the Jefferies common stock owned by the Company.

Berkadia

Berkadia, a joint venture between Berkshire Hathaway Inc. ("Berkshire Hathaway") and the Company, acquired a commercial mortgage origination and servicing business in December 2009.  The Company and Berkshire Hathaway each have a 50% equity interest in Berkadia, and each party contributed $217,169,000 of equity capital to fund the acquisition.  In addition, a subsidiary of Berkshire Hathaway provided Berkadia with a five-year, $1 billion secured credit facility, which was used to fund outstanding mortgage loans and servicer advances, purchase mortgage servicing rights and for working capital needs.  Berkadia is a servicer of commercial real estate loans in the U.S., performing primary, master and special servicing functions for U.S. government agency programs, commercial mortgage-backed securities transactions, banks, insurance companies and other financial institutions.  Berkadia also originates loans that are sold to U.S. government agencies, and other loans that provide bridge financing or loans that are intended to be sold to other parties.

Berkadia acquired the commercial mortgage origination and servicing business pursuant to an Asset Put Agreement ("APA") entered into between Berkadia and the seller in September 2009.  The seller paid Berkadia $40,000,000 for the right to require Berkadia to purchase the commercial mortgage origination and mortgage servicing business pursuant to the terms of the APA.  The seller subsequently filed for bankruptcy protection under chapter 11 of title 11 of the United States Bankruptcy Code and exercised the put option.  Although there were other parties interested in purchasing portions of the commercial mortgage origination and servicing business, Berkadia's offer was the only offer for the entire business, which eliminated the seller's risk of having to dispose of the remaining business.  In addition, Berkadia's offer included a provision to hire the employees operating the business, thereby saving the seller significant employment related expenses.

Berkadia applied the acquisition method to account for the purchase of the commercial mortgage origination and servicing business and recorded the assets and liabilities acquired at fair value, which were principally mortgage servicing rights, mortgage loans and servicer advances.  The fair values of the net assets acquired exceeded the amount paid, principally due to the amount received as a put premium and the reasons identified above.  This excess was treated as a bargain purchase that was recognized as a gain on the date of acquisition and included in Berkadia's results of operations.  For the 2009 period, the Company's recorded income from Berkadia includes $24,423,000 representing the Company's share of the bargain purchase.

In the fourth quarter of 2010, Berkadia's secured credit facility was amended to increase the size of the credit facility to $1.5 billion, with the Company agreeing to provide the increased funds under the facility.  At December 31, 2010, the Company had loaned $250,000,000 to Berkadia under this facility.  In June 2011, Berkadia fully repaid the amount outstanding under its secured credit facility, including $250,000,000 that was loaned by the Company, with funds generated by commercial paper sales of an affiliate of Berkadia.  Effective as of December 31, 2011, the secured credit facility was terminated.  All of the proceeds from the commercial paper sales are used by Berkadia to fund new mortgage loans, servicer advances, investments and other working capital requirements.  Repayment of the commercial paper is supported by a $2,500,000,000 surety policy issued by a Berkshire Hathaway insurance subsidiary and corporate guaranty, and the Company has agreed to reimburse Berkshire Hathaway for one-half of any losses incurred thereunder.  As of December 31, 2011, the aggregate amount of commercial paper outstanding was $2,000,000,000.

JHYH

During 2007, the Company and Jefferies formed JHYH and each initially committed to invest $600,000,000.  The Company invested $350,000,000 during 2007; any request for additional capital contributions from the Company requires the consent of the Company's designees to the Jefferies board.  The Company does not anticipate making additional capital contributions.  JHYH owns Jefferies High Yield Trading, LLC ("JHYT"), a registered broker-dealer that is engaged in the secondary sales and trading of high yield securities and special situation securities, including bank debt, post-reorganization equity, public and private equity, equity derivatives, credit default swaps and other financial instruments.  JHYT makes markets in high yield and special situation securities and provides research coverage on these types of securities.  JHYT does not invest or make markets in sub-prime residential mortgage securities.

Jefferies and the Company each have the right to nominate two of a total of four directors to JHYH's board, and each own 50% of the voting securities.  The organizational documents also permit passive investors to invest up to $800,000,000.  Jefferies also received additional JHYH securities entitling it to 20% of the profits.  The voting and non-voting interests are entitled to a pro rata share of the balance of the profits of JHYH, and are mandatorily redeemable in 2013, with a mutual option to extend up to three additional one-year periods.  Under GAAP, JHYH is considered a variable interest entity that is consolidated by Jefferies, since Jefferies is the primary beneficiary.  The Company owns less than 50% of JHYH's capital, including its indirect interest through its investment in Jefferies, and will not absorb a majority of its expected losses or receive a majority of its expected residual returns.

During 2011 and 2010, the Company received distributions of $8,972,000 and $17,077,000, respectively, from JHYH.  The Company has not provided any guarantees, nor is it contingently liable for any of JHYH's liabilities, all of which are non-recourse to the Company.  The Company's maximum exposure to loss as a result of its investment in JHYH is limited to the book value of its investment ($323,262,000 at December 31, 2011).

Linkem

During 2011 the Company acquired 37% of the common shares of Linkem, a wireless broadband services provider in Italy, for aggregate cash consideration of $88,575,000.  The excess of the Company's investment in Linkem over its underlying share of book value is being amortized to expense over 12 years.

HomeFed

During 2002, the Company sold one of its real estate subsidiaries, CDS Holding Corporation ("CDS"), to HomeFed for a purchase price of $25,000,000, consisting of $1,000,000 in cash and 2,474,226 shares of HomeFed's common stock.  At December 31, 2011, the Company owns approximately 31.4% of HomeFed's outstanding common stock.  HomeFed is engaged, directly and through subsidiaries, in the investment in and development of residential real estate projects in California.  HomeFed is a public company traded on the NASD OTC Bulletin Board (Symbol: HOFD).

As a result of a 1998 distribution to all of the Company's shareholders, approximately 7.7% and 9.4% of HomeFed is owned by the Company's Chairman and President, respectively.  Both are also directors of HomeFed and the Company's President serves as HomeFed's Chairman.

ACF

On October 1, 2010, the Company sold all of its ACF common shares pursuant to a cash merger in which General Motors Company acquired all of the outstanding common stock of ACF.  The Company received aggregate cash consideration of $830,561,000 for its shares of ACF common stock, which were acquired at a cost of $425,842,000.

Las Cruces

Las Cruces is a Spanish company that holds the exploration and mineral rights to the Las Cruces copper deposit in the Pyrite Belt of Spain.  Las Cruces was a consolidated subsidiary from its acquisition in September 1999 until August 2005, at which time the Company sold a 70% interest to Inmet Mining Corporation ("Inmet"), a Canadian-based global mining company traded on the Toronto Stock Exchange (Symbol: IMN).  Inmet acquired the interest in Las Cruces in exchange for 5,600,000 newly issued Inmet common shares.

During the fourth quarter of 2010, the Company sold to Inmet its remaining 30% equity interest in and subordinated sponsor loans to Las Cruces for aggregate consideration of $576,003,000.  The purchase price was comprised of $150,000,000 of cash and 5,442,413 newly issued common shares of Inmet, which were valued at the market price of the Inmet common shares on the closing date of the transaction.  In addition, the Company was released from its guarantee of $72,000,000 of debt owed by Las Cruces to an affiliate of Inmet.  The Company reported a gain on the sale of $383,369,000 in investment and other income.

The following table provides summarized data for Mueller and for associated companies accounted for on the equity method of accounting for the three years ended December 31, 2011.  (Amounts are in thousands.)

	2011	2010

Assets	$6,849,185	$4,190,534
Liabilities	3,813,236	1,882,116
Mandatorily redeemable interests	982,057	975,812
Noncontrolling interest	47,675	17,471

	2011	2010	2009

Total revenues (including securities gains (losses))	$3,823,061	$1,124,140	$690,156
Income (loss) from continuing operations before
extraordinary items	$148,661	$43,688	$(294,741)
Net income (loss)	$148,661	$43,797	$(294,741)
The Company's income (losses) related to
associated companies	$55,920	$33,576	$(40,507)

The Company's annual report on Form 10-K for 2011 includes separate financial statements for Jefferies and ACF.

Except for its investment in Berkadia, the Company has not provided any guarantees, nor is it contingently liable for any of the liabilities reflected in the above tables.  All such liabilities are non-recourse to the Company.  The Company's exposure to adverse events at the investee companies is limited to the book value of its investment.

Included in consolidated retained earnings at December 31, 2011 is approximately $40,325,000 of undistributed earnings of the associated companies accounted for under the equity method of accounting.